Tangible Asset (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Tangible assets
Acquisitions through business combinations, property, plant and equipment	€ 4,053	€ 4,926
Disposals, property, plant and equipment	1,004	2,441
Gains (losses) on disposals of property, plant and equipment	30	18
Impairment loss on tangible assets	€ 19	€ 33